Revenue (Tables)	9 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership’s total revenue for the three and nine months ended September 30, 2019 and 2018, by contract type and by segment.

	Three Months Ended September 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	129,633	—	1,597	131,230
Voyage charters	—	10,846	—	10,846
Bareboat charters	6,196	—	—	6,196
Management fees and other income	1,383	—	—	1,383
	137,212	10,846	1,597	149,655

	Three Months Ended September 30, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	104,342	—	2,820	107,162
Voyage charters	—	6,279	2,220	8,499
Bareboat charters	6,001	—	—	6,001
Management fees and other income	1,566	—	108	1,674
	111,909	6,279	5,148	123,336

	Nine Months Ended September 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	394,092	—	6,728	400,820
Voyage charters	—	28,864	—	28,864
Bareboat charters	18,387	—	—	18,387
Management fees and other income	4,388	—	—	4,388
	416,867	28,864	6,728	452,459

	Nine Months Ended September 30, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	294,658	—	12,534	307,192
Voyage charters	—	16,669	12,690	29,359
Bareboat charters	17,112	—	—	17,112
Management fees and other income	6,970	—	324	7,294
	318,740	16,669	25,548	360,957

The following table contains the Partnership’s total revenue for the three months and nine months ended September 30, 2019 and 2018, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	128,743	110,540	389,565	314,822
Interest income on lease receivables	12,978	8,915	38,741	28,829
Variable lease payments - cost reimbursements(1)	1,277	—	3,252	—
Variable lease payments - other(2)	—	(1,689)	—	(2,148)
	142,998	117,766	431,558	341,503
Non-lease revenue
Non-lease revenue - related to sales type or direct financing leases	5,274	3,896	16,513	12,160
Management fees and other income	1,383	1,674	4,388	7,294
	6,657	5,570	20,901	19,454
Total	149,655	123,336	452,459	360,957

(1)
Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charters accounted for as operating leases.

(2)
Payments to charterer from time-charter contracts based on the base daily hire amount in excess of spot market rates.

Direct Financing Lease, Lease Income [Table Text Block]	The following table lists the components of the Partnership's net investments in direct financing leases:

	September 30, 2019 $	December 31, 2018 $
Total minimum lease payments to be received	849,115	897,130
Estimated unguaranteed residual value of leased properties	291,098	291,098
Initial direct costs	304	329
Less unearned revenue	(579,080)	(613,394)
Total net investments in direct financing leases	561,437	575,163
Less current portion	(13,365)	(12,635)
Net investments in direct financing leases	548,072	562,528